Warrants - Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model (Details) - Class B Common Stock Warrants [Member]	12 Months Ended
Jul. 31, 2027
Schedule of Fair Value of Warrants Estimated Using Black-Scholes Option Pricing Model [Line Items]
Volatility	144.00%
Expected term (years)	5 years
Risk-free interest rate	2.69%
Expected dividend yield	0.00%